UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                               FORM 13F

                          FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31,2010

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Needelman Asset Mgmt, Inc.
Address: 111 Pacifica, Ste 140
         Irvine, CA  92618



13F File Number: 28-01623

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:    D. Galloway
Title:   Director of Operations
Phone:   949-453-1333
Signature, Place, and Date of Signing:

_______________   ________________   ________________


Report Type (Check only one.):

[X ]   13F HOLDINGS REPORT.

[  ]   13F NOTICE.

[  ]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          0
Form 13F Information Table Entry Total:     31
Form 13F Information Table Value Total:     $21,539




List of Other Included Managers:



No.   13F File Number        Name


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
                                             C>

                                                  MKT VALUE   TOTAL #            PUT/CALL INVSTMT  OTHER
NAME OF ISSUER                    CLASS  CUSIP NO (x$1000)    OF SHARES SH                DSCRETN  MANAGERS

                                                 MKT VALUE   TOTAL #      PUT/CALL INVSTMT  OTHER
NAME OF ISSUER                    CLASS CUSIP NO (x$1000)    OF SHARES SH          DSCRETN  MANAGERS

AON CORP                          COM   037389103       629     14,735 SH          DEFINED           0
BERKSHIRE HATHAWAY INC CLASS B    COM   084670702       658      8,100 SH          DEFINED           0
BRISTOL-MYERS SQUIBB CO           COM   110122108       858     32,145 SH          DEFINED           0
CHEVRON CORP NEW                  COM   166764100       582      7,680 SH          DEFINED           0
DTE ENERGY CO                     COM   233331107       789     17,685 SH          DEFINED           0
EMERSON ELECTRIC COMPANY          COM   291011104       925     18,366 SH          DEFINED           0
FLUOR CORP (NEW)                  COM   343412102       420      9,035 SH          DEFINED           0
GENERAL ELECTRIC COMPANY          COM   369604103       579     31,790 SH          DEFINED           0
HONEYWELL INTERNATIONAL INC       COM   438516106       340      7,520 SH          DEFINED           0
INTEL CORPORATION                 COM   458140100       956     42,879 SH          DEFINED           0
INTERNATIONAL BUSINESS MACHINE    COM   459200101       827      6,446 SH          DEFINED           0
JOHNSON & JOHNSON                 COM   478160104     1,000     15,343 SH          DEFINED           0
KIMBERLY CLARK                    COM   494368103       770     12,253 SH          DEFINED           0
KROGER COMPANY                    COM   501044101       561     25,915 SH          DEFINED           0
MARSH & MCLENNAN COS INC          COM   571748102       658     26,945 SH          DEFINED           0
MICROSOFT CORP                    COM   594918104       761     25,991 SH          DEFINED           0
NESTLE SA SPNSRD ADR REP RG SH    COM   641069406     1,082     21,089 SH          DEFINED           0
PFIZER INC                        COM   717081103       760     44,340 SH          DEFINED           0
PROCTER AND GAMBLE COMPANY        COM   742718109       663     10,485 SH          DEFINED           0
QUALCOMM INC                      COM   747525103       612     14,590 SH          DEFINED           0
SYSCO CORP                        COM   871829107       640     21,690 SH          DEFINED           0
WELLS FARGO & CO (NEW)            COM   949746101       678     21,781 SH          DEFINED           0
AT&T INC                          COM   00206R102       439     17,000 SH          DEFINED           0
DELL INC                          COM   24702R101       579     38,560 SH          DEFINED           0
DIAGEO PLC - SPONSORED ADR        COM   25243Q205       480      7,110 SH          DEFINED           0
JPMORGAN CHASE & CO               COM   46625H100       261      5,843 SH          DEFINED           0
MERCK & CO. INC.                  COM   58933Y105       279      7,467 SH          DEFINED           0
SPDR TRUST UNIT SER 1             COM   78462F103     1,908     16,310 SH          DEFINED           0
UNITEDHEALTH GROUP INC            COM   91324P102       373     11,410 SH          DEFINED           0
VERIZON COMMUNICATIONS            COM   92343V104       696     22,434 SH          DEFINED           0
WELLPOINT INC                     COM   94973V107       774     12,020 SH          DEFINED           0


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